INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	51,000,000	51,000,000
Common stock, shares issued	111,125,405	31,549,132	26,109,483
Common stock, shares outstanding	111,125,405	31,549,132	26,109,483
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	453	453
Preferred stock, shares outstanding	453	453
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred stock, shares authorized	250	250
Preferred stock, shares issued	250	250
Preferred stock, shares outstanding	250	250
Series D Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	110,000	110,000	110,000
Preferred stock, shares issued	0	110,000	91,034
Preferred stock, shares outstanding	0	110,000	91,034